Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Segment Information	The segment information for the years ended December 31, 2025, 2024 and 2023 are as follows.

	2025
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 107,418	₩ 537,770	₩ 32,005	₩ 677,193
Elimination of intersegment revenue	(17,079)	(82,535)	(17,031)	(116,645)
Consolidated net revenue	90,339	455,235	14,974	560,548
Depreciation/Amortization	2,371	3,165	5,283	10,819
Segment operating profit	30,729	53,961	(7,294)	77,396

	2024
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 90,832	₩ 465,026	₩ 23,963	₩ 579,821
Elimination of intersegment revenue	(13,843)	(59,350)	(5,783)	(78,976)
Consolidated net revenue	76,989	405,676	18,180	500,845
Depreciation/Amortization	1,725	2,699	4,809	9,233
Segment operating profit	34,211	55,371	(4,198)	85,384

	2023
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 96,487	₩ 697,736	₩ 21,149	₩ 815,372
Elimination of intersegment revenue	(15,470)	(68,132)	(6,254)	(89,856)
Consolidated net revenue	81,017	629,604	14,895	725,516
Depreciation/Amortization	1,436	2,158	4,064	7,658
Segment operating profit	44,107	122,107	(5,847)	160,367

Schedule Revenue from External Customers by Country	Revenue from external customers by country for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(In millions of Korean won)
Korea	₩ 38,865	₩ 53,142	₩ 86,058
Taiwan	133,721	114,410	176,071
Japan	27,644	18,857	18,999
The United States of America	52,691	34,653	22,702
Thailand	53,395	61,781	136,874
The Philippines	52,683	58,927	102,595
Indonesia	85,061	32,373	58,763
Hong Kong	20,159	17,255	22,656
Malaysia	18,001	26,361	58,553
Brazil	23,475	26,434	5,264
Other	54,853	56,652	36,981
Total	₩ 560,548	₩ 500,845	₩ 725,516

Schedule of Non-Current Assets by Geographical Regions
Non-Current assets by geographical regions as of December 31, 2025, 2024 and 2023 are as follows:

	December 31, 2025		December 31, 2024		December 31, 2023
	(In millions of Korean won)
Korea	₩	25,904	₩	18,990	₩	15,488
Overseas (*)	7,224		6,475		8,018
Total	₩	33,128	₩	25,465	₩	23,506
(*) Non-Current assets of Taiwan are Won 2,584 million, Won 2,613 million and Won 3,528 million as of December 31, 2025, 2024 and 2023.